Document and Entity Information	Jun. 16, 2017
Prospectus:
Document Type	497
Document Period End Date	Jun. 16, 2017
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jun. 16, 2017
Document Effective Date	Jun. 16, 2017
Prospectus Date	Jan. 31, 2017
Ultra Short Income Portfolio | Institutional Class
Prospectus:
Trading Symbol	MUIIX
Ultra Short Income Portfolio | Class IR
Prospectus:
Trading Symbol	MULSX
Ultra Short Income Portfolio | Class A
Prospectus:
Trading Symbol	MUAIX